OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

		As at December 31
(In millions of dollars)	Note	2025	2024

MLSE put liability	3	3,316	—
Current portion of provisions	24	19	22
Current portion of derivative instruments	19	49	64
Current portion of residual value return provision liability	6	152	120
Other		295	276

Total other current liabilities		3,831	482